Income Tax - Schedule of Major Components of Income Tax Credit (Detail) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Current tax:
Total current tax	£ 1,288	£ 1,115	£ 2,603	£ 2,121
Deferred tax:
Income tax credit	1,283	1,108	2,593	2,108
U.K. [member]
Current tax:
In respect of current period	1,289	1,116	2,604	2,123
U.S. [member]
Current tax:
In respect of current period	(1)	(1)	(1)	(2)
Deferred tax:
In respect of current period	£ (5)	£ (7)	(9)	£ (13)
In respect of prior period			£ (1)